Deposits - Total interest bearing deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deposits [Abstract]
Savings accounts	$ 15,871,998	$ 14,031,736
NOW, money market and other interest bearing demand deposits	28,736,459	22,398,057
Total savings, NOW, money market and other interest bearing demand deposits	44,608,457	36,429,793
Certificates of deposit:
Under $250,000	4,086,059	4,524,794
$250,000 and over	2,626,090	2,783,054
Total certificates of deposit	6,712,149	7,307,848
Total interest bearing deposits	$ 51,320,606	$ 43,737,641